GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.00%
540	AdvanSix Inc(a)	$ 10,109
259	Air Products & Chemicals Inc	61,826
182	Albemarle Corp(b)	14,611
226	Ashland Global Holdings Inc	16,719
464	Cabot Corp	18,490
746	Dow Inc	34,368
155	DuPont de Nemours Inc	7,933
35	Ecolab Inc	6,864
1,087	Freeport-McMoRan Inc	12,066
148	Ingevity Corp(a)	9,653
58	Sherwin-Williams Co	32,305
266	WR Grace & Co	17,918
		242,862
Communications — 6.25%
84	Alibaba Group Holding Ltd Sponsored ADR(a)	17,354
97	Alphabet Inc Class C(a)	139,120
43	Amazon.com Inc(a)	86,375
1,062	AT&T Inc	39,952
14	Booking Holdings Inc(a)	25,628
80	Charter Communications Inc Class A(a)	41,397
660	Cisco Systems Inc	30,340
849	Comcast Corp Class A	36,668
189	Facebook Inc Class A(a)	38,161
549	GCI Liberty Inc Class A(a)	40,176
1,368	Gray Television Inc(a)	27,743
323	John Wiley & Sons Inc Class A	14,089
970	Liberty Latin America Ltd Class C(a)	16,344
180	LogMeIn Inc	15,475
72	Lyft Inc Class A(a)(b)	3,419
373	Match Group Inc(a)(b)	29,176
72	MercadoLibre Inc(a)	47,736
90	Netflix Inc(a)	31,058
43	Shopify Inc Class A(a)	20,023
66	Trade Desk Inc Class A(a)	17,766
135	Twitter Inc(a)	4,385
265	Verizon Communications Inc	15,752
1,178	Viavi Solutions Inc(a)	16,610
55	Wayfair Inc Class A(a)(b)	5,153
		759,900
Consumer, Cyclical — 7.54%
244	Aptiv PLC	20,689
918	BJ's Wholesale Club Holdings Inc(a)(b)	18,837
286	Brunswick Corp	17,975
916	Cannae Holdings Inc(a)	37,245
55	Chipotle Mexican Grill Inc(a)	47,672
248	Churchill Downs Inc	35,806
634	Cooper Tire & Rubber Co	16,795
397	Core-Mark Holding Co Inc	9,306
67	Costco Wholesale Corp	20,470
Shares		Fair Value
Consumer, Cyclical — (continued)
71	Cracker Barrel Old Country Store Inc(b)	$ 10,858
1,205	Dana Inc	18,569
797	Designer Brands Inc Class A	11,349
159	Fox Factory Holding Corp(a)	10,465
615	General Motors Co	20,535
279	Hilton Worldwide Holdings Inc	30,076
300	Home Depot Inc	68,430
564	IAA Inc(a)	26,655
472	KAR Auction Services Inc	9,921
466	Kimball International Inc Class B	8,751
391	Las Vegas Sands Corp	25,536
129	LCI Industries	13,928
391	Liberty Media Corp-Liberty Braves(a)	11,398
168	Lululemon Athletica Inc(a)	40,218
240	Marriott Vacations Worldwide Corp	28,858
686	Methode Electronics Inc	22,466
212	Miller Industries Inc	7,295
622	OneSpaWorld Holdings Ltd	9,336
517	PulteGroup Inc	23,084
899	Qurate Retail Inc Series A(a)	7,668
150	Ross Stores Inc	16,828
465	Skyline Champion Corp(a)	13,369
387	Southwest Airlines Co	21,277
495	Starbucks Corp	41,991
149	Tesla Inc(a)	96,935
610	Urban Outfitters Inc(a)	15,616
243	Walgreens Boots Alliance Inc	12,357
602	Walmart Inc	68,923
		917,487
Consumer, Non-Cyclical — 13.12%
308	Aaron's Inc	18,283
226	Abbott Laboratories	19,694
420	AbbVie Inc	34,028
25	ABIOMED Inc(a)	4,657
358	Amgen Inc	77,346
399	AMN Healthcare Services Inc(a)	26,885
376	ASGN Inc(a)	25,451
754	AstraZeneca PLC Sponsored ADR	36,720
473	Avanos Medical Inc(a)	13,026
322	Baxter International Inc	28,729
64	Becton Dickinson & Co	17,612
145	BioMarin Pharmaceutical Inc(a)	12,108
808	Boston Scientific Corp(a)	33,831
514	Catalent Inc(a)	31,405
232	Cigna Corp	44,632
811	Clarivate Analytics PLC(a)	16,350
39	CoStar Group Inc(a)	25,467
1,808	Cott Corp	27,644
113	Danaher Corp	18,178
880	Darling Ingredients Inc(a)	23,874
193	DexCom Inc(a)	46,465
271	Eli Lilly & Co	37,842
343	Emergent BioSolutions Inc(a)	18,896

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
86	Estee Lauder Cos Inc Class A	$ 16,784
196	Euronet Worldwide Inc(a)	30,897
352	Exact Sciences Corp(a)	32,835
1,518	Harsco Corp(a)	22,618
131	Helen of Troy Ltd(a)	24,766
402	Herc Holdings Inc(a)	16,128
43	Illumina Inc(a)	12,473
277	Insperity Inc	24,201
61	Intuitive Surgical Inc(a)	34,147
99	J&J Snack Foods Corp	16,418
388	Johnson & Johnson	57,762
226	Keurig Dr Pepper Inc	6,448
498	Korn Ferry	20,408
1,077	Kroger Co	28,928
126	MarketAxess Holdings Inc	44,627
504	Merck & Co Inc	43,062
235	Moderna Inc(a)	4,820
348	Molson Coors Beverage Co Class B	19,342
472	Monster Beverage Corp(a)	31,435
1,409	Nomad Foods Ltd(a)	28,434
460	PayPal Holdings Inc(a)	52,389
235	PepsiCo Inc	33,375
572	Pfizer Inc	21,301
206	Post Holdings Inc(a)	21,541
339	Procter & Gamble Co	42,246
215	Quidel Corp(a)	16,512
104	Regeneron Pharmaceuticals Inc(a)	35,146
136	S&P Global Inc	39,947
81	Sarepta Therapeutics Inc(a)	9,393
649	Supernus Pharmaceuticals Inc(a)	14,843
105	Thermo Fisher Scientific Inc	32,885
119	United Rentals Inc(a)	16,147
152	United Therapeutics Corp(a)	14,846
694	Varex Imaging Corp(a)	19,189
609	Viad Corp	39,585
144	WEX Inc(a)	31,236
		1,596,237
Energy — 2.79%
928	Apergy Corp(a)	23,998
256	Arch Coal Inc Class A	13,192
4,197	BP PLC	25,264
648	ConocoPhillips	38,511
395	DMC Global Inc	16,523
980	Enterprise Products Partners LP	25,255
146	EOG Resources Inc	10,645
585	Exxon Mobil Corp	36,340
415	Halliburton Co	9,051
907	Marathon Oil Corp	10,313
551	NextEra Energy Partners LP	31,280
95	Occidental Petroleum Corp	3,773
260	ONEOK Inc	19,466
267	Ovintiv Inc	4,173
420	Total SA	20,450
334	Valero Energy Corp	28,159
Shares		Fair Value
Energy — (continued)
1,041	Viper Energy Partners LP	$ 22,704
		339,097
Financial — 13.58%
389	American Campus Communities Inc REIT	17,843
604	American International Group Inc	30,357
194	American Tower Corp REIT	44,958
675	Americold Realty Trust REIT	23,267
550	Ameris Bancorp	22,104
456	Apollo Global Management Inc	21,578
874	Assured Guaranty Ltd	40,064
600	BancorpSouth Bank	17,142
2,930	Bank of America Corp	96,192
411	Bank OZK	11,171
143	Boston Properties Inc REIT	20,499
581	Bryn Mawr Bank Corp	21,799
195	Capital One Financial Corp	19,461
350	Carolina Financial Corp	13,422
502	Cathay General Bancorp	18,102
845	CenterState Bank Corp	19,063
1,213	Charles Schwab Corp	55,252
1,274	Citigroup Inc	94,798
536	CubeSmart REIT	16,975
1,047	CVB Financial Corp	21,746
231	CyrusOne Inc REIT	14,056
664	Employers Holdings Inc	28,320
31	Equinix Inc REIT	18,282
1,106	Essential Properties Realty Trust Inc REIT	30,537
222	Federal Agricultural Mortgage Corp Class C	16,939
519	First American Financial Corp	32,168
804	First Financial Bancorp	19,328
697	Gaming & Leisure Properties Inc REIT	32,937
111	Goldman Sachs Group Inc	26,390
392	Hartford Financial Services Group Inc	23,238
1,133	Home BancShares Inc	21,663
252	IBERIABANK Corp	18,323
716	JPMorgan Chase & Co	94,770
827	KeyCorp	15,473
269	Mastercard Inc Class A	84,988
566	Meta Financial Group Inc	21,067
1,083	MFA Financial Inc REIT	8,447
388	Morgan Stanley	20,277
330	National Retail Properties Inc REIT	18,480
699	OceanFirst Financial Corp	16,259
786	Outfront Media Inc REIT	23,376
558	PacWest Bancorp	19,558
356	Pinnacle Financial Partners Inc	21,025
268	PNC Financial Services Group Inc	39,811
608	Popular Inc	34,024
385	ProAssurance Corp	11,692

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
403	Prosperity Bancshares Inc	$ 28,291
1,283	Radian Group Inc	31,421
65	Reinsurance Group of America Inc	9,363
975	Retail Opportunity Investments Corp REIT	16,156
679	Rexford Industrial Realty Inc REIT	32,721
233	Ryman Hospitality Properties Inc REIT	19,812
164	Signature Bank	23,270
292	State Street Corp	22,084
380	Stifel Financial Corp	24,582
617	TCF Financial Corp	26,087
787	Triumph Bancorp Inc(a)	30,677
533	Wells Fargo & Co	25,019
396	Wintrust Financial Corp	25,059
		1,651,763
Industrial — 7.49%
361	Advanced Energy Industries Inc(a)	25,248
573	Aerojet Rocketdyne Holdings Inc(a)	29,836
245	Alamo Group Inc	30,517
590	Altra Industrial Motion Corp	19,623
124	American Woodmark Corp(a)	13,597
250	Amphenol Corp Class A	24,868
680	Arcosa Inc	29,750
245	Armstrong World Industries Inc	24,581
92	Boeing Co	29,281
294	BWX Technologies Inc	18,695
346	Clean Harbors Inc(a)	28,448
538	Columbus McKinnon Corp	18,825
247	Eaton Corp PLC	23,334
375	Fortune Brands Home & Security Inc	25,766
224	frontdoor Inc(a)	9,538
529	General Electric Co	6,586
1,208	GrafTech International Ltd(b)	12,962
224	Haynes International Inc	6,005
284	Honeywell International Inc	49,195
133	John Bean Technologies Corp	15,028
720	Johnson Controls International PLC	28,404
247	Kadant Inc	26,330
607	Kimball Electronics Inc(a)	9,821
208	Kirby Corp(a)	15,244
192	Littelfuse Inc	33,967
802	MDU Resources Group Inc	23,747
202	Norfolk Southern Corp	42,058
161	Northrop Grumman Corp	60,306
78	Old Dominion Freight Line Inc	15,306
532	Raven Industries Inc	16,684
173	Raytheon Co	38,223
178	Rockwell Automation Inc	34,115
82	Roper Technologies Inc	31,296
97	Stanley Black & Decker Inc	15,455
Shares		Fair Value
Industrial — (continued)
49	TransDigm Group Inc	$ 31,521
626	TTM Technologies Inc(a)	9,008
214	Union Pacific Corp	38,396
		911,564
Technology — 8.49%
417	ACI Worldwide Inc(a)	14,366
373	Activision Blizzard Inc	21,813
1,184	Advanced Micro Devices Inc(a)	55,648
455	Apple Inc	140,827
79	ASML Holding NV	22,172
159	Atlassian Corp PLC Class A(a)	23,373
416	CSG Systems International Inc	20,725
889	Digi International Inc(a)	14,042
841	Donnelley Financial Solutions Inc(a)	7,619
44	DXC Technology Co	1,403
318	Fidelity National Information Services Inc	45,684
735	Genpact Ltd	32,538
414	Intel Corp	26,467
83	Mellanox Technologies Ltd(a)	10,035
1,524	Microsoft Corp	259,431
53	MSCI Inc	15,147
116	NVIDIA Corp	27,426
121	NXP Semiconductors NV	15,350
692	Perspecta Inc	19,424
552	QUALCOMM Inc	47,091
65	salesforce.com Inc(a)	11,850
90	ServiceNow Inc(a)	30,441
157	SS&C Technologies Holdings Inc	9,893
250	Synopsys Inc(a)	36,877
562	Texas Instruments Inc	67,805
931	Tower Semiconductor Ltd(a)	20,650
132	Veeva Systems Inc Class A(a)	19,353
260	Verint Systems Inc(a)	15,080
		1,032,530
Utilities — 2.07%
415	ALLETE Inc	34,644
452	American Electric Power Co Inc	47,107
310	Edison International	23,730
517	Exelon Corp	24,604
134	NextEra Energy Inc(b)	35,939
382	NorthWestern Corp	29,403
1,111	NRG Energy Inc	40,985
663	Vistra Energy Corp	14,931
		251,343
TOTAL COMMON STOCK — 63.33% (Cost $6,928,154)		$7,702,783

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.12%
12	Danaher Corp 4.75%	$ 14,582
Industrial — 0.02%
27	Stanley Black & Decker Inc 5.25%	2,823
TOTAL CONVERTIBLE PREFERRED STOCK — 0.14% (Cost $15,181)		$17,405
EXCHANGE TRADED FUNDS
573	iShares Core S&P 500® ETF	185,217
1,566	Vanguard Russell 2000 ETF(b)	201,810

TOTAL EXCHANGE TRADED FUNDS — 3.18% (Cost $379,972)		$387,027
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.49%
$181,031	Repurchase agreement (principal amount/value $181,364 with a maturity value of $181,388) with Bank of America Securities Inc, 1.57%, dated 1/31/20 to be repurchased at $181,031 on 2/3/20 collateralized by U.S. Treasury securities, 1.75% - 2.75%, 11/15/20 - 2/15/24, with a value of $184,991.(c)	181,031
TOTAL SHORT TERM INVESTMENTS — 1.49% (Cost $181,031)		$181,031
TOTAL INVESTMENTS — 68.14% (Cost $7,504,338)		$8,288,246
OTHER ASSETS & LIABILITIES, NET — 31.86%		$3,874,908
TOTAL NET ASSETS — 100.00%		$12,163,154
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at January 31, 2020.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
At January 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P 500® Emini Long Futures	23	USD	3,707,600	March 2020	$46,450
At January 31, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	22,462	GBP	17,300	March 18, 2020	$(411)
CIT	USD	13,764	GBP	10,600	March 18, 2020	(251)
GS	USD	8,439	GBP	6,500	March 18, 2020	(155)
JPM	USD	13,275	EUR	11,900	March 18, 2020	39
JPM	USD	4,155	GBP	3,200	March 18, 2020	(76)
RBS	USD	6,233	GBP	4,800	March 18, 2020	(113)
WES	USD	4,931	CAD	6,400	April 15, 2020	96
					Net Depreciation	$(871)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
JPM	JP Morgan Chase & Co
RBS	Royal Bank of Scotland
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

January 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$7,657,069	$45,714	$—	$7,702,783
Convertible Preferred Stock	—	17,405	—	17,405
Exchange Traded Funds	387,027	—	—	387,027
Short Term Investments	—	181,031	—	181,031
Total investments, at fair value:	8,044,096	244,150	0	8,288,246
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	135	—	135
Futures Contracts(a)	46,450	—	—	46,450
Total Assets	$8,090,546	$244,285	$0	$8,334,831
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,006)	—	(1,006)
Total Liabilities	$0	$(1,006)	$0	$(1,006)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

January 31, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 17 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $65,598 in forward contracts for the reporting period.

January 31, 2020